Financial Instruments (Narrative) (Details) (USD $) In Millions, unless otherwise specified							12 Months Ended
	Jul. 02, 2011	Jul. 03, 2010	Jul. 02, 2011 Highly Leveraged Trade Accounts Receivable [Member]	Jul. 03, 2010 Highly Leveraged Trade Accounts Receivable [Member]	Jul. 02, 2011 Maximum [Member] Credit Risk Contract [Member]	Jul. 03, 2010 Maximum [Member] Credit Risk Contract [Member]	Jul. 02, 2011 Interest Rate Swap [Member]	Jul. 02, 2011 Cash Flow Hedging [Member]	Jul. 02, 2011 Credit Risk Contract [Member]	Jul. 03, 2010 Credit Risk Contract [Member]
Notional amount of interest rate swaps settled							$ 285
Forward starting swap							50
Percent of long-term debt and notes payable instruments with fixed interest rates	68.00%
Minimum correlation rate of commodity instrument and underlying hedges								80.00%
Maximum correlation rate of commodity instrument and underlying hedges								125.00%
Aggregate fair value of all derivative instruments with credit-risk-related contingent features that are in a liability position									272	197
Collateral required if credit-risk related features are triggered					272	197
Trade accounts receivable	$ 929	$ 1,035	$ 132	$ 103